Document and Entity Information	Mar. 12, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	PFIZER INC
Amendment Flag	false
Entity Central Index Key	0000078003
Document Type	8-K
Document Period End Date	Mar. 12, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-3619
Entity Tax Identification Number	13-5315170
Entity Address, Address Line One	66 Hudson Boulevard East
Entity Address, Postal Zip Code	10001-2192
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	(212)
Local Phone Number	733-2323
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.05 par value
Trading Symbol	PFE
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2027
Trading Symbol	PFE27
Security Exchange Name	NYSE